UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/01

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, Mississippi 39216

13F File Number:  28-7122

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:		William A. Womack
Title:		President
Phone:		601-965-0110
Signature, Place, and Date of Signing:
	William A. Womack  		Jackson, Mississippi		May 14, 2001

Report Type (Check only one.):
[X]	13F HOLDINGS REORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13f Information Table Entry Total:	$17,960,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF 		TITLE	CUSIP		FAIR		SHARES	INVT	SOLE
ISSUER		OF	NUMBER	MARKET	OF PRIN	DISC	AUTH
			CLASS		VALUE	AMOUNT

American Eagle	com	02553E106	216000	7500		sole	7500
Arch Coal		com	039380100	150000	5000		sole	5000
At Home Corp		com	045919107	90000		20000		sole	20000
ATS Medical		com	002083103	732000	76000		sole	76000
Active Power		com	00504W100	305000	15000		sole	15000
Ann Taylor		com	036115103	266000	10000		sole	10000
Axcelis Technologies	com	054540109	347000	30000		sole	30000
Brocade Comm	com	111621108	63000		3000		sole	3000
BJ Services		com	055482103	214000	3000		sole	3000
California Pizza	com	13054D109	85000		3000		sole	3000
CBRL Group		com	12489V106	182000	10000		sole	10000
C-Cor.net		com	125010108	147000	22000		sole	22000
Chesapeake Energy	com	165167107	111000	12500		sole	12500
Community Health	com	203668108	285000	10000		sole	10000
Credence Systems	com	225302108	308000	15000		sole	15000
Cree			com	225447101	360000	24000		sole	24000
Darden Restaurants	com	237194105	594000	25000		sole	25000
Dell Computer		com	247025109	206000	8000		sole	8000
Dollar Tree Stores	com	256747106	192700	10000		sole	10000
Dycom Industries	com	267475101	387000	30000		sole	30000
Eden Biosciences	com	279445100	238000	16000		sole	16000
EMC Corp		com	268648102	147000	5000		sole	5000
Goody's Family	com	382588101	326000	72500		sole	72500
Independent Energy	com	45384X108	1000		138000	sole	138000
Inktomi		com	457277101	133000	20000		sole	20000
Halliburton		com	406216101	202000	5500		sole	5500
JB Hunt Transport	com	445658107	391000	25000		sole	25000
JDS Uniphase		com	46612J101	46000		2500		sole	2500
Key Energy		com	492914106	128000	12000		sole	12000
Luminex		com	55027E102	848000	46000		sole	46000
LSI Logic		com	502161102	236000	15000		sole	15000
Legg Mason		com	524901105	442000	10500		sole	10500
Marine Drilling	com	568240204	133000	5000		sole	5000
Limited		com	532716107	393000	25000		sole	25000
Massey Energy	com	576206106	120000	5000		sole	5000
Mastec			com	576323109	331000	24500		sole	24500
McDermott Intl	com	580037109	569000	45000		sole	45000
Outback Steakhouse	com	689899102	255000	10000		sole	10000
Papa Johns Intl	com	698813102	119000	5000		sole	5000
PF Chang's China	com	69333Y108	455000	13000		sole	13000
Pinnacle Holdings	com	72346N101	929000	105000	sole	105000
Precision Drilling	com	74022D100	392000	11000		sole	11000
RailAmerica		com	750753105	245000	24500		sole	24500
Rare Hospitality	com	753820109	62000		2500		sole	2500
Raymond James	com	754730109	348000	12500		sole	12500
Ross Stores		com	778296103	375000	20000		sole	20000
Shaw Group		com	820280105	117000	2500		sole	2500
Smith International	com	832110100	597000	8500		sole	8500
Stein Mart		com	858375108	292000	26700		sole	26700
Stewart Enterprises	com	860370105	981000	197500	sole	197500
Swift Transportation	com	870756103	277500	15000		sole	15000
Stone Energy		com	861642106	616000	12500		sole	12500
Terex			com	880779103	415000	23900		sole	23900
Too Inc.		com	890333107	469000	25000		sole	25000
Tidewater		com	886423102	542000	12000		sole	12000
Trustmark		com	898402102	104000	5000		sole	5000
Wabash National	com	929566107	367000	35800		sole	35800
Xcare.net		com	98388Y101	85000		12700		sole	12700

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